Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	jhvit-20191212_SupplementTextBlock
John Hancock Variable Insurance Trust (the Trust)
Supplement dated December 12, 2019 to the current Prospectus (the prospectus), as may be supplemented

Global Bond Trust (the fund)

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

The following information supplements and supersedes any information to the contrary relating to the fund contained in the current prospectus.

At an in-person meeting held on December 10-12, 2019, the Trust's Board of Trustees (the Board) approved revisions to the fund's 80% investment policy of investing in fixed-income instruments that are economically tied to at least three countries, as set forth below, that will take effect on or about February 28, 2020 (the Effective Date). Pursuant to these revisions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in fixed-income instruments.

In addition, the Board approved the hiring and appointment of Wellington Management Company LLP (Wellington Management), to replace Pacific Investment Management Company LLC (PIMCO) as subadvisor to the fund, which is expected to be effective on or about the Effective Date. The Board also approved a change in the fund's name, a reduction in the fund's management fee schedule, and additional changes described below, each effective as of the Effective Date.

In connection with the changes described above, the prospectus is hereby amended as of the Effective Date as follows:

1.	All references to PIMCO are deleted and replaced with Wellington Management as the subadvisor with respect to the fund.

2.	The fund's name is changed to Opportunistic Fixed Income Trust, and all references to Global Bond Trust are changed to reflect the fund's new name.

3.	The "Principal investment strategies" of the "Fund summary" section of the prospectus are revised and restated in their entirety as follows.

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed-income instruments. These fixed-income instruments may be denominated in foreign currencies or in U.S. dollars, and the fund may use derivatives to gain exposure or to hedge within the portfolio.

In order to achieve its investment objective, the manager seeks to:

•	invest across multiple asset types, geographies, credit tiers, and time horizons;
•	provide timely and dynamic exposure to a portfolio of high conviction global fixed income securities consisting of sovereign debt, inflation-linked bonds, corporate / high yield credit, securitized debt, bank loans, emerging markets debt, convertible and hybrid securities;
•	actively manage risk with the goal of aligning long-term volatility of the portfolio with the Bloomberg Barclays Global Aggregate Bond Index hedged to USD.
•	generate total returns through three main approaches: strategic sector positioning, market-neutral strategies, and tactical asset allocation:

o	the strategic sector component of the portfolio provides exposure to non-core investment opportunities (e.g. emerging markets debt, high yield credit, bank loans etc.) that are designed to capture the repricing of long-term structural themes in the business cycle;
o	the market neutral component of the portfolio is primarily expressed via relative value positioning, aimed at providing incremental return with low correlation to the direction of global fixed income markets. Market neutral positions are typically taken on interest rates, currencies, corporate / high yield credit, and emerging market debt positions; and tactical asset allocation is used to capture both short and medium term dislocations in the market.
o	tactical opportunities are primarily expressed via sector rotation, country selection, security selection, currency management strategies and duration management strategies.

•	combine the three approaches noted above in a holistic manner while managing aggregate portfolio risk.

The fund may hold all or a portion of its assets in cash, money market instruments, bonds or other debt securities for defensive or other purposes. The fund may engage in active trading and may have a high portfolio turnover rate.

The fund makes significant use of derivative instruments and may take both long and short positions in securities. Derivatives may be used for purposes of hedging and/or efficient portfolio management and/or investment purposes. Derivatives may be exchange-traded or over-the-counter and may include futures contracts, options, credit default swaps, foreign currency swaps, interest rate swaps, total return swaps and foreign currency forward contracts. In its use of derivatives, the fund aims to contribute to the target return and the volatility strategies of the fund. The use of derivative instruments as part of the investment strategy means that the fund may, from time to time, have substantial holdings in liquid assets, including deposits and money market instruments.

4.	The "Principal risks" of the "Fund summary" section of the prospectus are revised to remove "Mortgage-backed and asset-backed securities risk."

5.	The following disclosure is added following the first paragraph under the heading "Past performance" in the "Fund summary" section:

Prior to February 28, 2020, the fund was managed by a different subadvisor pursuant to different strategies, and thus, the performance presented prior to this date should not be attributed to the current subadvisor, Wellington Management Company LLP (Wellington Management). The fund's performance shown below might have differed materially had Wellington Management managed the fund prior to February 28, 2020.

6.	In the "Average annual total returns" table under the heading "Past performance" in the "Fund summary" section, the returns of the Bloomberg Barclays Global Aggregate Bond Index (USD Hedged) are added as stated below.

Average Annual Total Returns for Period Ended 12/31/2018
Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series I	–1.90	1.65	4.31	03/21/88
Series II	–2.03	1.46	4.11	01/28/02
Series NAV	–1.74	1.72	4.36	02/28/05
Bloomberg Barclays Global Aggregate Bond Index (USD Hedged)* (reflects no deduction for fees, expenses, or taxes)	1.76	3.44	3.78
Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	–1.20	1.08	2.49

* Prior to February 28, 2020, the fund's primary benchmark was the Bloomberg Barclays Global Aggregate Bond Index. Effective February 28, 2020, the fund's primary benchmark index is the Bloomberg Barclays Global Aggregate Bond Index (USD Hedged). The Bloomberg Barclays Global Aggregate Bond Index (USD Hedged) is better aligned with the fund's investment strategy.

(John Hancock Variable Insurance Trust) | (Global Bond Trust)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed-income instruments. These fixed-income instruments may be denominated in foreign currencies or in U.S. dollars, and the fund may use derivatives to gain exposure or to hedge within the portfolio.

In order to achieve its investment objective, the manager seeks to:

•	invest across multiple asset types, geographies, credit tiers, and time horizons;
•	provide timely and dynamic exposure to a portfolio of high conviction global fixed income securities consisting of sovereign debt, inflation-linked bonds, corporate / high yield credit, securitized debt, bank loans, emerging markets debt, convertible and hybrid securities;
•	actively manage risk with the goal of aligning long-term volatility of the portfolio with the Bloomberg Barclays Global Aggregate Bond Index hedged to USD.
•	generate total returns through three main approaches: strategic sector positioning, market-neutral strategies, and tactical asset allocation:

o	the strategic sector component of the portfolio provides exposure to non-core investment opportunities (e.g. emerging markets debt, high yield credit, bank loans etc.) that are designed to capture the repricing of long-term structural themes in the business cycle;
o	the market neutral component of the portfolio is primarily expressed via relative value positioning, aimed at providing incremental return with low correlation to the direction of global fixed income markets. Market neutral positions are typically taken on interest rates, currencies, corporate / high yield credit, and emerging market debt positions; and tactical asset allocation is used to capture both short and medium term dislocations in the market.
o	tactical opportunities are primarily expressed via sector rotation, country selection, security selection, currency management strategies and duration management strategies.

•	combine the three approaches noted above in a holistic manner while managing aggregate portfolio risk.

The fund may hold all or a portion of its assets in cash, money market instruments, bonds or other debt securities for defensive or other purposes. The fund may engage in active trading and may have a high portfolio turnover rate.

The fund makes significant use of derivative instruments and may take both long and short positions in securities. Derivatives may be used for purposes of hedging and/or efficient portfolio management and/or investment purposes. Derivatives may be exchange-traded or over-the-counter and may include futures contracts, options, credit default swaps, foreign currency swaps, interest rate swaps, total return swaps and foreign currency forward contracts. In its use of derivatives, the fund aims to contribute to the target return and the volatility strategies of the fund. The use of derivative instruments as part of the investment strategy means that the fund may, from time to time, have substantial holdings in liquid assets, including deposits and money market instruments.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Prior to February 28, 2020, the fund was managed by a different subadvisor pursuant to different strategies, and thus, the performance presented prior to this date should not be attributed to the current subadvisor, Wellington Management Company LLP (Wellington Management). The fund's performance shown below might have differed materially had Wellington Management managed the fund prior to February 28, 2020.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Period Ended 12/31/2018
(John Hancock Variable Insurance Trust) | (Global Bond Trust) | Bloomberg Barclays Global Aggregate Bond Index (USD Hedged)* (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.76%	[1]
5 Years	rr_AverageAnnualReturnYear05	3.44%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.78%	[1]
(John Hancock Variable Insurance Trust) | (Global Bond Trust) | Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(1.20%)
5 Years	rr_AverageAnnualReturnYear05	1.08%
10 Years	rr_AverageAnnualReturnYear10	2.49%
(John Hancock Variable Insurance Trust) | (Global Bond Trust) | Series I
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(1.90%)
5 Years	rr_AverageAnnualReturnYear05	1.65%
10 Years	rr_AverageAnnualReturnYear10	4.31%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Mar. 21, 1988
(John Hancock Variable Insurance Trust) | (Global Bond Trust) | Series II
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(2.03%)
5 Years	rr_AverageAnnualReturnYear05	1.46%
10 Years	rr_AverageAnnualReturnYear10	4.11%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan. 28, 2002
(John Hancock Variable Insurance Trust) | (Global Bond Trust) | Series NAV
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(1.74%)
5 Years	rr_AverageAnnualReturnYear05	1.72%
10 Years	rr_AverageAnnualReturnYear10	4.36%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2005

[1]	Prior to February 28, 2020, the fund's primary benchmark was the Bloomberg Barclays Global Aggregate Bond Index. Effective February 28, 2020, the fund's primary benchmark index is the Bloomberg Barclays Global Aggregate Bond Index (USD Hedged). The Bloomberg Barclays Global Aggregate Bond Index (USD Hedged) is better aligned with the fund's investment strategy.